Investment Securities (Contractual maturities) (Details) $ in Millions	Dec. 31, 2014 USD ($)
Amortized cost
Within one year	$ 2,385
After one year through five years	3,110
After five years through ten years	4,683
After ten years	18,243
Estimated fair value
Within one year	2,395
After one year through five years	3,346
After five years through ten years	5,060
After ten years	$ 22,329